CONSOLIDATED FINANCIAL STATEMENT DETAILS - Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Restricted cash	$ 11.4	$ 13.7